Acquisitions and disposals, 2019 (Details) - MXN ($) $ in Thousands		12 Months Ended
	Feb. 14, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Current assets [Abstract]
Other accounts receivable		$ 27,786
Other current assets		5,388		$ 142,956
Total current assets		33,174		893,096
Non-current assets [Abstract]
Property		339,038		7,442,415
Total assets		372,212		8,684,060
Short-term liabilities [Abstract]
Other accounts payable		25,243
Total short-term liabilities		25,243		1,148,854
Long-term liabilities [Abstract]
Deferred income tax		58,920
Total liabilities		84,163		11,802,508
Total net assets		288,049		(3,118,448)
Consideration transferred		567,793		(66,987)
Gain on the disposition of subsidiaries		$ 279,744	$ 111,484	$ (273,032)
Acquisition of subsidiaries [Abstract]
Percentage of remaining capital stock acquired	50.00%
Snekke, S.A. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Current assets [Abstract]
Other accounts receivable		$ 27,786
Other current assets		5,388
Total current assets		33,174
Non-current assets [Abstract]
Property		339,038
Total assets		372,212
Short-term liabilities [Abstract]
Other accounts payable		25,243
Total short-term liabilities		25,243
Long-term liabilities [Abstract]
Deferred income tax		58,920
Total liabilities		84,163
Total net assets		288,049
Consideration transferred		543,184
Gain on the disposition of subsidiaries		$ 255,135
Bamorau Servicios, S.A.P.I. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Current assets [Abstract]
Other accounts receivable		$ 0
Other current assets		0
Total current assets		0
Non-current assets [Abstract]
Property		0
Total assets		0
Short-term liabilities [Abstract]
Other accounts payable		0
Total short-term liabilities		0
Long-term liabilities [Abstract]
Deferred income tax		0
Total liabilities		0
Total net assets		0
Consideration transferred		24,609
Gain on the disposition of subsidiaries		$ 24,609
Services & Solutions Optimus, S. de R.L. de C.V.
Acquisition of subsidiaries [Abstract]
Percentage of remaining capital stock acquired	50.00%
Proportion of ownership interest in subsidiary	100.00%
Amounts recognized as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Fair value of the consideration transferred	$ 51,126
Recognized amounts of identifiable net assets [Abstract]
Cash and cash equivalents	671
Other current assets	8,703
Land	122,481
Construction in progress	23,595
Total identifiable assets	155,450
Accounts payable	113,777
Other liabilities	373
Total liabilities assumed	114,150
Identifiable net assets	41,300
Goodwill on acquisition	9,826
Consideration transferred settled in cash	51,126
Cash and cash equivalents acquired receive on acquisition	(671)
Net cash outflow on acquisition	$ 50,455